PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

SUPPLEMENT DATED NOVEMBER 13, 2018 TO PROSPECTUS AND SAI EACH DATED JULY 31, 2018, AS SUPPLEMENTED

1.

For the Tax-Advantaged Ultra-Short Fixed Income Fund (the “Fund”), the name of the “ICE BofAML 1-3 Year US Municipal Securities Index,” one the Fund’s broad-based securities market indexes, was misidentified as the “ICE BofAML 1-3 Year US General Obligation Municipal Securities Index.” All references to the “ICE BofAML 1-3 Year US General Obligation Municipal Securities Index” in the Prospectus and SAI are hereby deleted and replaced with “ICE BofAML 1-3 Year US Municipal Securities Index.” Other than this change, the information for the Tax-Advantaged Ultra-Short Fixed Income Fund in the Prospectus and SAI is unchanged.

Please retain this Supplement with your Prospectus and SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	FIX SPT (11/18)